Offerings	Aug. 08, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Offering Note
(1)
There is being registered hereunder such indeterminate number or amount of common stock, preferred stock, debt securities and warrants of Keurig Dr Pepper Inc. as may from time to time be issued at indeterminate prices and as may be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions.

(2)
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act, the Registrant hereby defers payment of the registration fee required in connection with this Registration Statement. Accordingly, no filing fee is paid herewith.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Offering Note
(1)
There is being registered hereunder such indeterminate number or amount of common stock, preferred stock, debt securities and warrants of Keurig Dr Pepper Inc. as may from time to time be issued at indeterminate prices and as may be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions.

(2)
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act, the Registrant hereby defers payment of the registration fee required in connection with this Registration Statement. Accordingly, no filing fee is paid herewith.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
There is being registered hereunder such indeterminate number or amount of common stock, preferred stock, debt securities and warrants of Keurig Dr Pepper Inc. as may from time to time be issued at indeterminate prices and as may be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions.

(2)
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act, the Registrant hereby defers payment of the registration fee required in connection with this Registration Statement. Accordingly, no filing fee is paid herewith.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities
Offering Note
(3)
The guarantees of debt securities will be issued by one or more of the registrants identified in the “Table of Additional Registrants” of the Registration Statement and will be issued without additional consideration. Pursuant to Rule 457(n) under the Securities Act, no registration fee is payable with respect to any such guarantees.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
There is being registered hereunder such indeterminate number or amount of common stock, preferred stock, debt securities and warrants of Keurig Dr Pepper Inc. as may from time to time be issued at indeterminate prices and as may be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions.

(2)
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act, the Registrant hereby defers payment of the registration fee required in connection with this Registration Statement. Accordingly, no filing fee is paid herewith.